GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

U.S. GOVERNMENT AGENCY DEBENTURES -- 8.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
6.625%, 9/15/09(1)                            $69,000      $ 75,683,340
-----------------------------------------------------------------------
Total U.S. Government Agency Debentures
   (identified cost, $68,662,059)                          $ 75,683,340
-----------------------------------------------------------------------

MORTGAGE PASS-THROUGHS -- 94.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
   5.00%, with various maturities to
   2003                                       $    14      $     13,980
   5.25%, with maturity at 2005                     4             3,603
   5.50%, with various maturities to
   2011                                            47            48,443
   6.00%, with various maturities to
   2022                                           169           173,894
   6.25%, with various maturities to
   2013                                            30            31,211
   6.50%, with various maturities to
   2023                                        14,595        15,079,207
   6.75%, with various maturities to
   2008                                            51            52,468
   6.87%, with maturity at 2022                 4,837         5,031,252
   7.00%, with various maturities to
   2019                                        28,890        30,318,474
   7.089%, with maturity at 2023                7,648         8,027,965
   7.25%, with various maturities to
   2022                                        14,021        14,792,962
   7.50%, with various maturities to
   2024                                        27,833        29,598,624
   7.625%, with maturity at 2019                3,846         4,150,836
   7.75%, with various maturities to
   2018                                           627           667,974
   7.78%, with maturity at 2022                 1,774         1,903,886
   7.85%, with maturity at 2020                 5,053         5,493,254
   8.00%, with various maturities to
   2028                                        87,843        94,747,630
   8.13%, with maturity at 2019                 6,403         7,019,731
   8.15%, with various maturities to
   2021                                         4,381         4,753,093
   8.25%, with various maturities to
   2017                                         7,102         7,613,519
   8.50%, with various maturities to
   2027                                        34,558        37,771,427
   8.75%, with various maturities to
   2016                                         4,701         5,050,679
   9.00%, with various maturities to
   2024                                        18,323        20,156,920
   9.25%, with various maturities to
   2012                                         3,566         3,881,770
   9.50%, with various maturities to
   2026                                        22,174        24,803,471
   9.75%, with various maturities to
   2018                                         1,964         2,151,941
   10.00%, with various maturities to
   2025                                        13,653        15,495,552
   10.50%, with various maturities to
   2021                                        18,522        21,270,923
   10.75%, with maturity at 2011                  723           806,931
   11.00%, with various maturities to
   2021                                        21,334        24,697,961
   11.25%, with maturity at 2014                  697           792,609
   11.50%, with various maturities to
   2017                                         2,290         2,664,971
   11.75%, with maturity at 2011                  366           420,366
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
   12.00%, with various maturities to
   2019                                       $ 3,343      $  3,966,235
   12.25%, with various maturities to
   2019                                           681           797,846
   12.50%, with various maturities to
   2019                                         7,193         8,532,247
   12.75%, with various maturities to
   2015                                           122           143,905
   13.00%, with various maturities to
   2019                                         1,367         1,638,929
   13.25%, with various maturities to
   2019                                           134           160,881
   13.50%, with various maturities to
   2019                                         1,381         1,636,895
   14.00%, with various maturities to
   2016                                           544           661,494
   14.50%, with various maturities to
   2014                                            32            40,433
   14.75%, with maturity at 2010                  175           208,997
   15.00%, with various maturities to
   2013                                         1,100         1,370,747
   15.25%, with maturity at 2012                   35            44,461
   15.50%, with maturity at 2011                   20            24,237
   16.00%, with maturity at 2012                   43            54,643
   16.25%, with various maturities to
   2012                                            77            96,827
-----------------------------------------------------------------------
                                                           $408,866,304
-----------------------------------------------------------------------
Federal National Mortgage Assn.:
   0.25%, with maturity at 2014               $    20      $     18,088
   3.50%, with maturity at 2007                    12            12,463
   5.00%, with various maturities to
   2017                                            64            64,531
   5.25%, with maturity at 2006                    28            28,870
   5.50%, with maturity at 2006                    24            24,807
   6.00%, with various maturities to
   2012                                         1,441         1,485,786
   6.25%, with various maturities to
   2007                                            26            26,455
   6.50%, with various maturities to
   2025                                        10,432        10,710,360
   6.75%, with various maturities to
   2007                                            22            22,206
   7.00%, with various maturities to
   2017                                        65,268        68,287,406
   7.25%, with various maturities to
   2008                                           915           968,732
   7.50%, with various maturities to
   2023                                        10,770        11,497,247
   7.75%, with various maturities to
   2008                                           296           313,385
   7.875%, with maturity at 2021                6,129         6,596,084
   7.979%, with maturity at 1930                1,093         1,175,307
   8.00%, with various maturities to
   2022                                        18,579        19,910,807
   8.25%, with various maturities to
   2025                                         8,190         8,816,125
   8.50%, with various maturities to
   2026                                         7,526         8,157,312
   8.575%, with maturity at 2021                3,938         4,367,794
   8.75%, with various maturities to
   2017                                           926         1,007,722
   8.881%, with maturity at 2010                1,151         1,260,493
   9.00%, with various maturities to
   2027                                        14,947        16,424,633
   9.125%, with maturity at 2011                  816           903,195
   9.25%, with various maturities to
   2017                                         2,830         3,092,923
   9.50%, with various maturities to
   2025                                        13,611        15,165,432
   9.704%, with maturity at 2025                  689           779,169
   9.75%, with maturity at 2019                   112           126,972
   9.92%, with maturity at 2021                   674           764,195
   10.00%, with various maturities to
   2025                                         4,156         4,724,527

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
   10.036%, with maturity at 2020             $ 1,009      $  1,145,204
   10.053%, with maturity at 2023               1,059         1,207,765
   10.29%, with maturity at 2021                1,111         1,272,701
   10.294%, with maturity at 2020                 675           773,965
   10.365%, with maturity at 2025                 888         1,014,760
   10.50%, with various maturities to
   2025                                         2,821         3,229,328
   11.00%, with various maturities to
   2025                                         7,351         8,500,743
   11.50%, with various maturities to
   2020                                         7,601         8,854,016
   11.534%, with maturity at 2025                 475           560,600
   11.591%, with maturity at 2016               1,561         1,823,563
   11.75%, with various maturities to
   2017                                           892         1,047,010
   12.00%, with various maturities to
   2020                                        15,391        18,126,405
   12.25%, with various maturities to
   2015                                           857         1,015,478
   12.267%, with maturity at 2021               1,011         1,201,232
   12.50%, with various maturities to
   2021                                         5,297         6,282,277
   12.707%, with maturity at 2015               1,288         1,545,614
   12.75%, with various maturities to
   2015                                           880         1,048,466
   13.00%, with various maturities to
   2027                                         3,470         4,106,110
   13.25%, with various maturities to
   2015                                           835         1,003,434
   13.50%, with various maturities to
   2015                                         2,099         2,553,910
   13.75%, with maturity at 2011                   41            49,063
   14.00%, with various maturities to
   2014                                           108           131,465
   14.25%, with maturity at 2014                   32            40,712
   14.50%, with various maturities to
   2014                                            75            91,695
   14.75%, with maturity at 2012                1,446         1,788,189
   15.00%, with various maturities to
   2013                                         1,372         1,714,760
   15.50%, with maturity at 2012                  269           339,467
   15.75%, with maturity at 2011                    8             9,971
   16.00%, with maturity at 2012                1,060         1,349,903
-----------------------------------------------------------------------
                                                           $258,560,832
-----------------------------------------------------------------------
Government National Mortgage Assn.:
   7.00%, with various maturities to
   2023                                       $19,178      $ 20,071,112
   7.25%, with various maturities to
   2022                                           944           993,796
   7.50%, with various maturities to
   2024                                        30,182        32,371,291
   8.00%, with various maturities to
   2023                                        57,350        62,331,578
   8.25%, with maturity at 2008                   130           140,214
   8.30%, with maturity at 2020                   558           611,896
   8.50%, with various maturities to
   2018                                        14,586        16,056,232
   9.00%, with various maturities to
   2011                                         4,774         5,268,424
   9.50%, with various maturities to
   2022                                        13,714        15,235,857
   10.00%, with various maturities to
   2025                                         7,557         8,446,458
   11.00%, with various maturities to
   2020                                         5,855         6,812,503
   11.50%, with maturity at 2013                   71            83,064
   12.00%, with various maturities to
   2015                                         3,849         4,552,399
   12.50%, with various maturities to
   2019                                         1,919         2,286,391
   13.00%, with various maturities to
   2014                                           380           457,553
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
   13.50%, with various maturities to
   2012                                       $    88      $    106,287
   14.00%, with maturity at 2015                   32            39,381
   14.50%, with maturity at 2014                   14            16,969
   15.00%, with various maturities to
   2013                                           262           329,730
   16.00%, with various maturities to
   2012                                            91           115,517
-----------------------------------------------------------------------
                                                           $176,326,652
-----------------------------------------------------------------------
Collateralized Mortgage Obligations:
   Federal Home Loan Mortgage Corp.
   Series B Class 3 100% FHLMC PC
   Collateral, 12.50%, due 2013               $    37            36,894
-----------------------------------------------------------------------
                                                           $     36,894
-----------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost $828,870,136)                          $843,790,682
-----------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 0.8%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
U.S. Treasury Bond, 7.125%, 2/15/23           $ 6,000      $  7,062,120
-----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $6,286,302)                           $  7,062,120
-----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Banque National De Paris Euro
Time-Deposit Cayman Island, 1.90%,
7/1/02                                        $36,000      $ 36,000,000
Skandinaviska Enskilada Banken
Time-Deposit, 1.75%, 7/1/02                     4,200         4,200,000
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $40,200,000)                        $ 40,200,000
-----------------------------------------------------------------------
Total Investments -- 108.0%
   (identified cost $944,018,497)                          $966,736,142
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (8.0)%                   $(71,704,921)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $895,031,221
-----------------------------------------------------------------------

 (1)  A portion of this security is on loan at June 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $944,018,497)                          $966,736,142
Cash                                            30,638
Receivable for investments sold              3,342,605
Interest receivable                          7,701,705
Prepaid expenses                                 1,834
------------------------------------------------------
TOTAL ASSETS                              $977,812,924
------------------------------------------------------
Liabilities
------------------------------------------------------
Collateral for securities loaned          $ 62,341,400
Payable for investments purchased           20,332,493
Payable to affiliate for Trustees' fees          9,927
Accrued expenses                                97,883
------------------------------------------------------
TOTAL LIABILITIES                         $ 82,781,703
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $895,031,221
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $872,313,576
Net unrealized appreciation (computed on
   the basis of identified cost)            22,717,645
------------------------------------------------------
TOTAL                                     $895,031,221
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
-----------------------------------------------------
Interest                                  $20,894,681
Security lending income                       788,725
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $21,683,406
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 2,816,012
Trustees' fees and expenses                    16,018
Custodian fee                                 144,875
Legal and accounting services                  35,983
Interest expense                               29,645
Miscellaneous                                  17,068
-----------------------------------------------------
TOTAL EXPENSES                            $ 3,059,601
-----------------------------------------------------

NET INVESTMENT INCOME                     $18,623,805
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $    77,682
   Financial futures contracts             (3,286,345)
-----------------------------------------------------
NET REALIZED LOSS                         $(3,208,663)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 9,544,679
   Financial futures contracts              1,032,150
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $10,576,829
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 7,368,166
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $25,991,971
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $     18,623,805  $      25,723,966
   Net realized loss                            (3,208,663)        (1,160,055)
   Net change in unrealized
      appreciation (depreciation)               10,576,829          9,107,590
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $     25,991,971  $      33,671,501
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    365,638,685  $     520,404,823
   Withdrawals                                (172,119,796)      (218,546,077)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    193,518,889  $     301,858,746
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                $    219,510,860  $     335,530,247
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    675,520,361  $     339,990,114
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    895,031,221  $     675,520,361
-----------------------------------------------------------------------------

STATEMENT OF CASH FLOWS (UNAUDITED)

                                          SIX MONTHS ENDED
INCREASE (DECREASE) IN CASH               JUNE 30, 2002
----------------------------------------------------------
Cash Flows From (Used For) Operating
   Activities --
   Purchase of investments                $   (438,192,954)
   Proceeds from sales of investments
      and principal repayments                 195,030,274
   Interest received, including net
      securities lending income                 29,357,150
   Interest paid                                   (29,645)
   Operating expenses paid                      (2,979,331)
   Net purchase of short-term
      investments                               (4,200,000)
   Financial futures contracts
      transactions                              (2,936,358)
   Repayment of collateral for
      securities loaned, net                    29,331,500
   Decrease in unrealized loss from
      futures transactions                       1,032,150
----------------------------------------------------------
NET CASH USED FOR OPERATING ACTIVITIES    $   (193,587,214)
----------------------------------------------------------
Cash Flows From (Used For) Financing
   Activities --
   Proceeds from capital contributions    $    365,638,685
   Payments for capital withdrawals           (172,119,796)
----------------------------------------------------------
NET CASH FROM FINANCING ACTIVITIES        $    193,518,889
----------------------------------------------------------

NET DECREASE IN CASH                      $        (68,325)
----------------------------------------------------------

CASH AT BEGINNING OF PERIOD               $         98,963
----------------------------------------------------------

CASH AT END OF PERIOD                     $         30,638
----------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash Used For
Operating Activities
----------------------------------------------------------
Net increase in net assets from
   operations                             $     25,991,971
Increase in receivable for investments
   sold                                           (918,870)
Increase in payable for investments
   purchased                                    20,332,493
Increase in interest receivable                 (1,598,426)
Decrease in receivable for variation
   margin                                          349,987
Increase in payable to affiliate                     4,592
Increase in accrued expenses                        46,033
Decrease in prepaid expenses                           545
Increase in collateral for securities
   loaned                                       29,331,500
Net increase in investments                   (267,127,039)
----------------------------------------------------------
NET CASH USED FOR OPERATING ACTIVITIES    $   (193,587,214)
----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       ---------------------------------------------------------------
                                  (UNAUDITED)           2001(1)        2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.79%(2)         0.81%         0.84%        0.83%        0.82%        0.83%
   Interest expense                       0.01%(2)         0.02%         0.02%        0.02%        0.07%          --
   Net investment income                  4.84%(2)         5.91%         7.77%        7.79%        7.85%        7.95%
Portfolio Turnover                          24%              21%           22%          18%          48%          20%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                             3.37%            9.52%           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $895,031         $675,520      $339,990     $345,200     $421,011     $433,107
---------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assets from 7.51% to 5.91%.
 (2)  Annualized.
 * Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to achieve a high current return by investing primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than mortgage backed, pass-through securities) are normally valued at the mean between the latest available bid and asked prices for securities for which the over-the-counter market is the primary market. Debt securities may also be valued on the basis of valuations furnished by a pricing service. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.

 B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount.

   In accordance with the revised AICPA Audit and Accounting Guide for Investment Companies, the Portfolio reclassified net losses realized of $9,290,643 on prepayments received on mortgage-backed securities that were previously included in realized gains/losses, as part of interest income for the six months ended June 30, 2002.

 C Gains and Losses From Security Transactions -- For book purposes, gains or losses are not recognized until disposition. For federal tax purposes, the Portfolio has elected, under Section 1092 of the Internal Revenue Code, to utilize mixed straddle accounting for certain designated classes of activities involving options and financial futures contracts in determining recognized gains or losses. Under this method, Section 1256 positions (financial futures contracts and options on investments or financial futures contracts) and non-Section 1256 positions (bonds, etc.) are marked-to-market on a daily basis resulting in the recognition of taxable gains or losses on a daily basis. Such gains or losses are categorized as short-term or long-term based on aggregation rules provided in the Code.

 D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2002, $511 in credit balances were used to reduce the Portfolio's custodian fee.

 F Written Options -- Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio,

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

 G Purchased Options -- Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. For tax purposes, the Portfolio's options are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

 H Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

   If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. For tax purposes, such futures contracts are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

 I Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

 J Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 K Statement of Cash Flows -- The cash amount shown in the Statement of Cash
   Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments at June 30, 2002.

 L Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Purchases and Sales of Investments
-------------------------------------------
   Purchases, sales and paydowns of investments, other than short-term obligations, aggregated $458,525,447, $68,524,306, and $127,424,838, respectively.

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million, 0.6875% (per annum) from $500 million to $1 billion and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2002, the fee was

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   equivalent to 0.73% (annualized) of the Portfolio's average net assets for such period and amounted to $2,816,012. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2002, no significant amounts have been deferred.
   Certain officers and Trustees of the Portfolio are officers of the above organizations.

4 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six months ended June 30, 2002 was $2,456,906 and the average interest rate was 2.43%.

5 Securities Lending Agreement
-------------------------------------------
   The Portfolio has established a securities lending agreement with brokers in which the Portfolio lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Portfolio continues to earn interest on the securities loaned. Collateral received is generally cash, and the Portfolio invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio offsets a portion of the interest income received and amounted to $481,756 for the six months ended June 30, 2002. At June 30, 2002, the value of the securities loaned and the value of the collateral amounted to approximately $60,327,000 and $62,341,000, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $953,195,446
    ------------------------------------------------------
    Gross unrealized appreciation             $ 15,026,654
    Gross unrealized depreciation               (1,485,958)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 13,540,696
    ------------------------------------------------------

7 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2002 there were no outstanding obligations under these financial instruments.

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2002

GOVERNMENT OBLIGATIONS PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Susan Schiff
Vice President and
Portfolio Manager

Mark Venezia
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant